7. Mineral Interests (Tables)	12 Months Ended
Dec. 31, 2017
Mineral Interests Tables
Mineral interest expenditures
($000s)	Balance,	Expenditures / Acquisitions	Recoveries	Balance,
	January 1, 2017	2017	2017	December 31, 2017
KSM	233,662	14,899	—	248,561
Courageous Lake	68,702	885	—	69,587
Iskut	19,795	7,311	(1,885)	25,221
Snowstorm	—	13,995	—	13,995
Grassy Mountain	771	—	—	771
	322,930	37,090	(1,885)	358,135

($000s)	Balance,	Expenditures / Acquisitions	Recoveries	Balance,
	January 1, 2016	2016	2016	December 31, 2016
KSM	209,929	23,733	—	233,662
Courageous Lake	68,098	604	—	68,702
Iskut	—	19,795	—	19,795
Grassy Mountain	771	—	—	771
	278,798	44,132	—	322,930